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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21164

                                TCW PREMIER FUNDS
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)

                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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ITEM 1.   REPORT TO STOCKHOLDERS.
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                                TCW PREMIER FUNDS


                                FINANCIAL REPORT

                                  JUNE 30, 2004

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TCW PREMIER FUNDS

Table of Contents

Statements of Assets and Liabilities                         2

Notes to Statements of Assets and Liabilities                3

Proxy Voting Guidelines                                      4

                                        1
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TCW PREMIER FUNDS

Statements of Assets and Liabilities (Unaudited)
June 30, 2004

                                                                                                   TCW PREMIER
                                                                                   TCW PREMIER        VALUE
                                                                                   OPPORTUNITY    OPPORTUNITIES
                                                                                       FUND           FUND
                                                                                   -----------    -------------
ASSETS:
    Cash                                                                           $   50,000       $   50,000
                                                                                   ----------       ----------

NET ASSETS                                                                         $   50,000       $   50,000
                                                                                   ==========       ==========

NET ASSETS CONSIST OF:
    Paid-in Capital                                                                $   50,000       $   50,000
                                                                                   ==========       ==========

CAPITAL SHARES OUTSTANDING                                                              5,000            5,000
                                                                                   ==========       ==========

NET ASSET VALUE PER SHARE                                                          $    10.00       $    10.00
                                                                                   ==========       ==========

SEE ACCOMPANYING NOTES TO STATEMENTS OF ASSETS AND LIABILITIES.

                                        2
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TCW PREMIER FUNDS

Notes to the Statements of Assets and Liabilities (Unaudited)
June 30, 2004

NOTE 1 - ORGANIZATION

TCW Premier Funds (the "Funds") was organized as a Delaware Business Trust on July 16, 2002 and is registered under the Investment Company Act of 1940 ("1940 Act"), as an open-end management investment company comprised of two series: TCW Premier Opportunity Fund and TCW Premier Value Opportunities Fund. TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds. The Advisor is registered under the Investment Advisors Act of 1940.

The primary investment objective of the TCW Premier Opportunity Fund is to seek capital appreciation through investing in equity securities of small capitalization companies. The primary investment objective of the TCW Premier Value Opportunities Fund is to achieve long-term capital appreciation by investing in equity securities issued by midcap value companies.

The Funds have had no operations to date other than those relating to its organization and the sale of shares of beneficial interest to the Advisor. The cash is maintained in a non-interest bearing custodial account.

NOTE 2 - FEES AND TRANSACTIONS WITH RELATED PARTIES

The Funds and the Advisor have entered into an investment advisory and management agreement, under the terms of which the Funds have employed the Advisor to manage the investment of its assets, to place orders for the purchase and sale of its portfolio securities, and to be responsible for overall management of the Funds' business affairs, subject to control by the Board of Trustees. The Funds pay to the Advisor as compensation for the services rendered and facilities furnished the following annual management fees as a percentage of daily net asset value:

         TCW Premier Opportunity Fund                            1.00%
         TCW Premier Value Opportunities Fund                    0.80%

The Funds shall also pay all expenses incurred in connection with the operations of the Funds. The Advisor will pay the organizational expenses and other expenses incurred prior to commencement of operations.

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 plan, each Fund pays a fee of up to 0.25% of net assets to the Funds' distributor for distributing shares, for advertising and marketing related to the Funds, and for providing or procuring a variety of administrative and other services for investors. The Funds' distributor may pay all or part of this fee to participating insurance companies, the broker-dealer acting as principal underwriter for their variable insurance products, or to service providers to a plan.

TCW Brokerage Services, an affiliate of the Advisor, serves as the distributor of the Funds' shares.

NOTE 3 - FEDERAL INCOME TAXATION

It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their net taxable income, including any net realized gain on investments, to their shareholders.

                                        3
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TCW PREMIER FUNDS

Proxy Voting Guidelines

The policies and procedures that the Funds use to determine how to vote proxies are available without charge. The Board of Trustees of the Funds has delegated the proxy voting authority to the Advisor.

DISCLOSURE OF PROXY VOTING GUIDELINES

The proxy voting guidelines of the Advisor are available:

     1.   By calling 800-FUND-TCW (877-829-4768) to obtain a hard copy; or

     2.   By going to the SEC website at http://www.sec.gov.

When the Funds receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Funds' Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Funds, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Funds' proxy voting record for the most recent twelve-month period ended June 30 of that year. The Funds' proxy voting record for the most recent twelve-month period ended June 30 is available:

     1.   By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

     2.   By going to the SEC website at http://www.sec.gov.

When the Funds receive a request for the Funds' proxy voting record, it will send the information disclosed in the Funds' most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Funds also disclose the proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

                                        4
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ITEM 2.   CODE OF ETHICS.  Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.  Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.  Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.  Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES. Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. The registrant has adopted procedures by which shareholders may recommend nominees to registrant's Board of Trustees. The procedures are included in the Trustees Nominating and Qualifications Charter which is filed as an exhibit to this Form N-CSR.

ITEM 10.  CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1990 and 15d-15(b) under the Exchange Act.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

          (a)  EX-99.CHARTER - Trustees Nominating and Qualifications Charter

          (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

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                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        TCW Premier Funds

By (Signature and Title)
                                                  /s/ Alvin R. Albe, Jr.
                                    ------------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                September 1, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)
                                                  /s/ Alvin R. Albe, Jr.
                                    ------------------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                September 1, 2004

By (Signature and Title)
                                                     /s/ David S. Devito
                                    ------------------------------------
                                    David S. DeVito
                                    Chief Financial Officer

Date                                September 1, 2004